Capital Ratios (Capital Ratios For Park And Each Subsidiary) (Details)	Dec. 31, 2011		Dec. 31, 2010
Park National Bank [Member]
Tier 1 Risk-Based Capital	9.52%		9.43%
Total Risk-Based	11.46%		11.38%
Leverage	6.58%		6.68%
Vision Bank [Member]
Tier 1 Risk-Based Capital	23.42%		11.75%
Total Risk-Based	24.72%	[1]	13.12%	[1],[2]
Leverage	15.89%	[1]	9.12%	[1],[2]
Park [Member]
Tier 1 Risk-Based Capital	14.15%		13.24%
Total Risk-Based	16.65%		15.71%
Leverage	9.81%		9.54%

[1]	Park management had agreed to maintain Vision Bank's total risk-based capital at 16.00% and the leverage ratio at 12.00%.
[2]	As a result of the financial statement restatement for the year ended December 31, 2010, Vision Bank's December 31, 2010 total risk-based capital ratio declined from 19.55% to 13.12% and its leverage ratio declined from 14.05% to 9.12%.